Note 11 - Borrowings (Details Textual) - Line of Credit [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 145,700
Long-term Line of Credit, Total	36,300	$ 24,000
Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity	892,000,000
Long-term Line of Credit, Total	$ 0	$ 0